Stock option plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock option plan
Stock option plan

9.     Stock option plan

On March 5, 2013, the Company's Board of Directors approved the 2013 Stock Incentive Plan, which provides for the granting of stock option awards, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards in the aggregate of 739,937 shares of common stock. On March 5, 2013, the Board approved a grant of 735,324 shares of restricted stock and 4,613 stock options. There are no additional shares available for issuance under this plan.

In May 2013, the Company's Board of Directors and stockholders increased by 2,500,000 the number of shares authorized under the 2009 Stock Incentive Plan, which provides for the granting of stock option awards, restricted stock awards, and other stock-based and cash-based awards.

In May 2013, the Company's Board of Directors and stockholders approved the 2013 Long Term Incentive Plan, which became effective upon the closing of the Company's IPO. The 2013 Long Term Incentive Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock awards and other stock-based awards. The number of shares of common stock reserved for issuance under the 2013 Long Term Incentive Plan is the sum of (1) 122,296 shares of common stock available for issuance under the Company's 2009 Equity and Long Term Incentive Plan and 2013 Stock Incentive Plan, (2) the number of shares (up to 3,040,444 shares) equal to the sum of the number of shares of common stock subject to outstanding awards under the Company's 1998 Employee, Director and Consultant Stock Option Plan and 2013 Stock Incentive Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right plus (3) an annual increase, to be added on the first day of each fiscal year until the expiration of the 2013 Long Term Incentive Plan, equal to the lowest of 2,500,000 shares of common stock, 4% of the number of shares of common stock outstanding on the first day of the fiscal year and an amount determined by the Company's Board of Directors.

A summary of stock option activity is as follows:

(in thousands)	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value

Outstanding at December 31, 2012	42,394	$218.40-$1,149.60	$469.48
Granted	2,007,713	$10.59-$10.85	$10.85
Exercised	—	—	—
Forfeited	(62,247)	$10.85-$1,149.60	$17.10

Outstanding at September 30, 2013	1,987,860	$10.59-$1,149.60	$20.44	9.51 years	$20,652

Exercisable at September 30, 2013	61,834	$10.59-$1,149.60	$290.39	6.06 years	$265

The fair value of grants made in the period ended September 30, 2013 was contemporaneously estimated on the date of grant using the following assumptions:

Nine months ended September 30, 2013

Risk-free interest rate	0.85%-1.69%
Expected volatility	87%-88%
Expected term	5.00 to 6.00 years
Expected dividend yield	0.0%

The Company assumed no expected dividends for all grants. The weighted average grant date fair value of options granted during the nine month period ended September 30, 2013 was $7.86 per share.

The Company uses the "simplified method" to determine the expected term of options. Under this method, the expected term represents the average of the vesting period and the contractual term. The expected volatility of share options was estimated based on a historical volatility analysis of peers that were similar to the Company with respect to industry, stage of life cycle, size, and financial leverage. The risk-free rate of the option is based on U.S. Government Securities Treasury Constant Maturities yields at the date of grant for a term similar to the expected term of the option.

Restricted stock awards—Restricted stock awards are granted subject to certain restrictions, including in some cases service conditions (restricted stock). The grant-date fair value of restricted stock awards, which has been determined based upon the market value of the Company's shares on the grant date, is expensed over the vesting period.

The following table summarizes information on the Company's restricted stock:

	Restricted stock
	Number of shares	Weighted average grant date fair value

January 1, 2013	—	—
Granted	1,131,524	$10.68
Vested	—	$—
Forfeited	(17,717)	$10.63

Unvested at September 30, 2013	1,113,807	$10.68

The Company recorded share-based compensation expense in the statement of operations as follows:

	Nine months ended September 30,
	2012	2013

Research and development	$653,462	$1,377,640
General and administrative	1,162,260	3,764,547

Total	$1,815,722	$5,142,187

As of December 31, 2012 and September 30, 2013, there was approximately $2.2 million and $21.0 million, respectively of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 1998, 2009 and 2013 Plans. This cost is expected to be recognized as share-based compensation expense over the weighted average remaining service period of approximately 2.28 years.

9.     Stock option plan

In 2009, the Company's shareholders approved the 2009 Equity and Long-Term Incentive Plan, which provides for the granting of stock option awards, restricted stock awards, and other stock-based and cash-based awards, subject to certain adjustments and annual increases. As of December 31, 2012, awards for 14,271 shares of common stock are available for issuance.

The Board of Directors has the authority to select the individuals to whom options are granted and determine the terms of each option, including (i) the number of shares of common stock subject to the option; (ii) the date on which the option becomes exercisable; (iii) the option exercise price, which, in the case of incentive stock options, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's stock) of the fair market value of the common stock as of the date of grant; and (iv) the duration of the option (which, in the case of incentive stock options, may not exceed ten years). Options typically vest over a three- or four-year period.

A summary of stock option activity is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value

Outstanding at December 31, 2010	39,557	$226.80-$1,149.60	$547.20
Granted	8,123	$490.80	$490.80
Exercised	(11)	$451.20-$508.80	$459.60
Forfeited	(875)	$226.80-$1,149.60	$757.20

Outstanding at December 31, 2011	46,794	$226.80-$1,149.60	$532.80	5.74 years
Granted	5,715	$218.40	$218.40
Exercised	—
Forfeited	(10,115)	$218.40-$1,149.60	$604.80

Outstanding at December 31, 2012	42,394	$218.40-$1,149.60	$474.00	5.02 years	—

Exercisable at December 31, 2012	33,414	$218.40-$1,149.60	$482.40	4.14 years	—

Exercisable and expected to vest at December 31, 2012	42,184	$218.40-$1,149.60	$476.40	4.97 years	—

The fair value of grants made in the years ended December 31, 2011 and 2012 was contemporaneously estimated on the date of grant using the following assumptions:

	2011	2012

Risk-free interest rate	2.40%	1.135%
Expected volatility	87%	87%
Expected term	6.00-6.25 years	6.00-6.25 years

The Company assumed no expected dividends for all grants. The weighted average grant date fair value of options granted during the years ended December 31, 2011 and 2012 was $364.80 and $160.65, respectively.

The Company uses the "simplified method" to determine the expected term of options. Under this method, the expected term represents the average of the vesting period and the contractual term. The expected volatility of share options was estimated based on a historical volatility analysis of peers that were similar to the Company with respect to industry, stage of life cycle, size, and financial leverage. The risk-free rate of the option is based on U.S. Government Securities Treasury Constant Maturities yields at the date of grant for a term similar to the expected term of the option.

The Company recognized approximately $2,817,000 and $2,288,000 of share-based compensation expense, during the years ended December 31, 2011 and 2012, respectively. The Company utilizes newly issued shares to satisfy stock option exercises.

As of December 31, 2011 and 2012, there was approximately $4,005,000 and $2,213,000, respectively of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 1998 and 2009 Plan. This cost is expected to be recognized as compensation expense over the weighted average remaining service period of approximately 2.14 years.